Employee Benefit Plan	12 Months Ended
Dec. 31, 2020
Employee Benefit Plan
Employee Benefit Plan

Note 8:   Employee Benefit Plan

401(k) Plan

The Company sponsors a 401(k) plan for all eligible employees. The plan includes optional employee contributions as a percentage of eligible earnings, subject to Internal Revenue Service limitations. The Company matches up to 100% on the first 3% of participating employees’ contributions and 50% on each of the next 2%. The Company’s matching contribution to this plan was $2.0 million and $2.1 million and $1.8 million for the years ended December 31, 2020, 2019 and 2018, respectively.